AGGRESSIVE GROWTH PORTFOLIO Class A — PAGDX | Class C — PAGHX | Class I — PAGRX SUMMARY PROSPECTUS May 31, 2019, as amended July 31, 2019

Before you invest, you may want to review the Portfolio’s statutory prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s statutory prospectus and other information about the Portfolio, including its statement of additional information and most recent reports to shareholders, online at www.permanentportfoliofunds.com. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary. The Portfolio’s statutory prospectus and statement of additional information, each dated May 31, 2019 (as amended or supplemented), are incorporated by reference into this summary prospectus.

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s Annual and Semi-Annual Reports to Shareholders (“Reports”) will no longer be sent by mail unless you specifically request paper copies of the Reports. Instead, the Reports will be made available on the Fund’s website (http://www.permanentportfoliofunds.com/fund-documents.html) and you will be notified by mail each time a Report is posted, and provided with the website address to access the Report.

If you have already elected to receive the Reports electronically, you will not be affected by this change and you need not take any further action. You may also elect to receive the Reports and other communications from the Fund electronically. Shareholders who own the Fund’s Portfolios directly should either access their shareholder account online by visiting our website (http://www.permanentportfoliofunds.com), or by calling our Shareholder Services Office at (800) 531-5142. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to continue to receive all future Reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your Reports by calling our Shareholder Services Office at (800) 531-5142. If you own your shares through a financial intermediary, you must contact your financial intermediary to elect to continue to receive paper copies of your Reports. Your election to receive paper copies of the Reports will apply to all Fund Portfolios held directly or to all Fund Portfolios held through your financial intermediary as applicable.

Investment Objective

Aggressive Growth Portfolio seeks to achieve high (greater than for the stock market as a whole), long- term appreciation in the value of its shares.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio. You may qualify for initial sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Portfolios of Permanent Portfolio Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Your Investment — How Sales Charges are Calculated and — Sales Charge Reductions and Waivers” in the Portfolio’s Prospectus and “Additional Purchase, Sale (Redemption) and Account Information — Initial Sales Charges on Class A Shares” in the Portfolio’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	1.00%	[1]	1.00%	[1]	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.19%		1.19%		1.19%
Distribution and/or Service (12b-1) Fees	.25%		1.00%		—%
Other Operating Expenses	.04%		.04%		.04%
Total Annual Portfolio Operating Expenses	1.48%		2.23%		1.23%

1 For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. For Class C shares, a CDSC of 1.00% applies to shares that are redeemed within one year of purchase.

Expense Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A		$644		$947		$1,272		$2,189
Class C
• Assuming complete redemption at end of period • Assuming no redemption	$ $	332 229	$ $	705 705	$ $	1,207 1,207	$ $	2,586 2,586
Class I		$126		$393		$680		$1,495

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 9.98% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole and whose shares are valued primarily for potential growth in revenues, earnings, dividends or asset values rather than for current income. Such companies may include those involved in technology, medicine, capital goods, natural resources, energy, construction, transportation, finance, entertainment or service, those developing or exploiting new industries, products, services or markets, or those whose shares are otherwise undervalued. The price volatility of such investments is expected to be greater than the price volatility of the U.S. stock market as a whole. The Portfolio may invest in shares of companies of any market capitalization, including small-, mid- and large-capitalization companies, and expects to hold stocks of issuers from at least twelve different industry groups.

The Portfolio expects to remain fully invested in stock market investments at all times, apart from incidental amounts of cash, cash equivalents or other high quality, short-term investments. Accordingly, the success of the Portfolio’s investment policy does not depend on short-term, market-timing decisions by the Portfolio’s investment adviser.

Principal Investment Risks

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio include:

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Aggressive growth stocks risk — aggressive growth stock investments are subject to greater market risk of price declines, especially during periods where the prices of U.S. or foreign stock market investments in general are declining.

•

Market risk — prices of the securities held by the Portfolio will fluctuate, sometimes rapidly and unexpectedly. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Portfolio, or less than it was worth at an earlier time. Securities may decline in value due to factors affecting individual issuers, securities markets generally or particular industries or sectors within the securities markets.

•

Capitalization risk — to the extent the Portfolio emphasizes stocks of small-, mid- or large-companies, it takes on the associated risks. Investments in the stocks of small- and mid-capitalization companies may be more volatile and less liquid than the stocks of larger companies. Small- and mid-capitalization stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust or during market or sector downturns. Compared to small- and mid-capitalization companies, large-capitalization companies may be less responsive to market changes and opportunities.

•

Investment style risk — growth stocks may not perform as well as value stocks or the stock market in general. The Portfolio’s focus on growth stocks increases the potential volatility of its share price.

•

Risks of investing in foreign and emerging markets — investments in foreign securities involve risks that are in addition to the risks associated with investing in U.S. securities. The risks of investing in securities of foreign issuers can include, among others: unfavorable differences in liquidity and volatility; less developed or less efficient trading markets; less stringent accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition; social, political or economic instability; foreign currency exchange controls and foreign taxation issues; the risk of expropriation of assets or nationalization of a company or industry by foreign governments; currency risk (i.e., the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment); and settlement, custodial or other operational risks. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, foreign markets can perform differently than the U.S. market. Investing in emerging (less developed) markets may involve higher levels of each of these risks.

•	Security selection risk — securities selected for the Portfolio may perform differently than expected.

•

Warrant risk — warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.

Performance

The bar chart and the average annual total return table on the following pages provide an indication of the risks of investing in the Portfolio by showing yearly changes in the performance of the Portfolio’s Class I shares over the last ten calendar years and by showing how the average annual total returns of the Portfolio’s Class I, Class A and Class C shares for various periods compare with two broad-based market indexes. The indexes, which are described in “Descriptions of Market Indexes” in the Portfolio’s Prospectus, have characteristics relevant to the Portfolio’s investment strategies. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.

The bar chart below shows the returns for the Portfolio’s Class I shares. The returns for the Portfolio’s Class A and Class C shares would have been lower than Class I shares’ returns shown in the bar chart because the expenses of those share classes are higher. The table on the following page shows the Portfolio’s average annual total returns for its Class I, Class A and Class C shares.

Aggressive Growth Portfolio Annual Total Returns Years Ended December 31

The year-to-date return through the calendar quarter ended March 31, 2019 was 19.47%.

Highest/lowest quarterly return during the period shown:

Highest Quarter	Lowest Quarter
2nd Quarter 2009 17.70%	3rd Quarter 2011 -22.13%

Average Annual Total Returns (for the periods ended December 31, 2018)

Aggressive Growth Portfolio	1 Year	5 Years	10 Years	Since Inception[1]
Class I
Return Before Taxes	-12.42%	2.58%	10.79%	9.42%
Return After Taxes on Distributions	-14.52%	.57%	9.45%	8.32%
Return After Taxes on Distributions and Sale of Portfolio Shares	-5.57%	2.03%	8.96%	8.23%
Class A
Return Before Taxes	-17.00%	—	—	3.45%
Class C
Return Before Taxes	-14.08%	—	—	4.73%
Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)	-3.48%	9.70%	13.16%	10.23%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	13.12%	9.22%

1 Inception date for Class I shares was January 2, 1990. Inception date for Class A and Class C shares was May 31, 2016. Date used to calculate performance since inception for the indices is the inception date of the Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After-tax returns are shown only for Class I shares. After-tax returns for Class A and Class C shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser

Pacific Heights Asset Management, LLC (“Pacific Heights”) serves as the Portfolio’s investment adviser.

Portfolio Manager

Pacific Heights’ manager and indirect sole member, Michael J. Cuggino (also its President and Chief Executive Officer), has been the Portfolio’s portfolio manager since May 1, 2003.

Purchase and Sale of Portfolio Shares

You may purchase, sell (redeem) or exchange shares of the Portfolio on any day the New York Stock Exchange is open, at the Portfolio’s net asset value per share next determined after your order is received in good order, subject to any applicable sales charge. Shares of the Portfolio are available directly from the Portfolio’s transfer agent and brokerage firms and other financial intermediaries who have entered into distribution or servicing agreements with the Portfolio’s distributor.

The following applies to purchases of shares of the Portfolio directly from the Portfolio’s transfer agent. Financial intermediaries may impose different minimum purchase or other requirements.

To establish an account (including retirement plan accounts)	$1,000
To establish an automatic investment plan account	$100
Subsequent investment in any account	$100

Once you have established a shareholder account, you may purchase or sell (redeem) shares of the Portfolio on any business day.

By U.S. Mail: Permanent Portfolio Family of Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201	By Overnight Delivery Service: Permanent Portfolio Family of Funds c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202

By Telephone: Call (800) 341-8900 (for subsequent investments only)	By Wire: Call (800) 341-8900 (for instructions)

Tax Information

Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, you will be subject to tax to the extent the Portfolio makes distributions of ordinary income or net capital gains to you. Although those distributions generally are not taxable to a tax-exempt investor, withdrawals from certain retirement plans and accounts generally are subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Portfolio through a financial intermediary, such as a bank, brokerage firm, workplace retirement program or financial adviser, the Portfolio and/or Pacific Heights may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its employees to recommend the Portfolio over another investment. Ask your financial intermediary or visit its website for more information.

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This document is Copyright © 2019 Permanent Portfolio Family of Funds. All rights reserved.

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